Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)					1 Months Ended	12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019	May 01, 2018	Apr. 30, 2018	Sep. 01, 2012	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Summary of Significant Accounting Policies [Line Items]
Equity investments without readily determinable fair value						$ 1,605,459	$ 1,631,892
Equity method investment						766,583	778,721	$ 817,223
Impairment losses on long-lived assets						0	0	0
Goodwill impairment losses						0	0	0
Impairment loss on indefinite intangible assets								291,817
VAT tax rate	13.00%	16.00%	16.00%	17.00%	6.00%
Business taxes and related surcharges						$ 310,257	349,270	262,117
VAT payable subscription-based revenue, percentage						3.00%
VAT refunds						$ 96,709	189,335	348,165
Cash and cash equivalents						1,241,702	4,271,342	15,237,326
Advertising expenses, total						87,629	540,574	1,014,481
Commissions paid, total						7,836,793	$ 11,110,741	$ 13,976,505
Right-of-use assets						$ 3,988,004			$ 3,988,004
Operating lease liabilities									$ 3,690,085
Revenue | Customer Concentration Risk
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						10.00%	10.00%	10.00%
Minimum
Summary of Significant Accounting Policies [Line Items]
Business tax on services provided						3.00%
Maximum
Summary of Significant Accounting Policies [Line Items]
Business tax on services provided						5.00%